UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Michael W. Stockton

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio
March 31, 2016
unaudited
Common stocks 92.30% Energy 8.26%	Shares	Value (000)
Apache Corp.	2,850,000	$139,108
Baker Hughes Inc.	627,600	27,508
BP PLC	25,987,936	130,694
Cabot Oil & Gas Corp.	6,650,000	151,021
Canadian Natural Resources, Ltd.	25,991,618	703,050
Chesapeake Energy Corp.	20,000,000	82,400
Chevron Corp.	1,500,000	143,100
Concho Resources Inc.[1]	2,302,000	232,594
ConocoPhillips	17,432,699	702,015
Eni SpA	13,128,061	198,681
EOG Resources, Inc.	7,447,200	540,518
Exxon Mobil Corp.	4,020,146	336,044
Halliburton Co.	14,499,576	517,925
Kinder Morgan, Inc.	31,220,351	557,595
Royal Dutch Shell PLC, Class A (ADR)	4,249,700	205,898
Royal Dutch Shell PLC, Class A (GBP denominated)	153,254	3,707
Royal Dutch Shell PLC, Class B	12,232,417	298,670
Schlumberger Ltd.	1,700,000	125,375
Southwestern Energy Co.[1]	16,155,765	130,377
Spectra Energy Corp	4,300,000	131,580
Suncor Energy Inc.	12,625,546	351,620
TOTAL SA	8,018,494	365,517
		6,074,997
Materials 3.88%
Agrium Inc.	1,300,000	114,780
Barrick Gold Corp.	1,725,000	23,426
Dow Chemical Co.	10,975,000	558,189
Freeport-McMoRan Inc.	28,041,000	289,944
International Flavors & Fragrances Inc.	2,629,853	299,198
Monsanto Co.	8,937,000	784,132
Praxair, Inc.	3,000,300	343,384
Rio Tinto PLC	4,957,000	139,222
Vale SA, Class A, preferred nominative	13,576,300	42,968
Vale SA, Class A, preferred nominative (ADR)	44,466,430	138,735
Vale SA, ordinary nominative (ADR)	27,645,000	116,386
		2,850,364
Industrials 11.28%
Boeing Co.	4,957,200	629,267
Caterpillar Inc.	4,357,000	333,485
CSX Corp.	13,008,000	334,956
Cummins Inc.	5,036,067	553,665
Danaher Corp.	3,500,000	332,010
Emerson Electric Co.	1,800,000	97,884
General Dynamics Corp.	9,669,200	1,270,243
General Electric Co.	29,165,000	927,155
The Investment Company of America — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	6,550,000	$670,982
Lockheed Martin Corp.	1,250,000	276,875
Nielsen Holdings PLC	6,117,000	322,121
Norfolk Southern Corp.	6,827,005	568,348
R.R. Donnelley & Sons Co.	7,574,058	124,215
Union Pacific Corp.	16,211,568	1,289,630
United Technologies Corp.	3,871,852	387,573
Waste Management, Inc.	3,000,000	177,000
		8,295,409
Consumer discretionary 9.13%
Amazon.com, Inc.[1]	2,066,600	1,226,816
Comcast Corp., Class A	7,296,517	445,671
Ford Motor Co.	6,000,000	81,000
General Motors Co.	16,370,309	514,519
Hasbro, Inc.	2,396,600	191,968
Home Depot, Inc.	6,620,000	883,307
Johnson Controls, Inc.	9,727,694	379,088
Kering SA	397,000	70,969
Las Vegas Sands Corp.	11,500,000	594,320
McDonald’s Corp.	3,700,000	465,016
NIKE, Inc., Class B	2,100,400	129,112
Omnicom Group Inc.	1,300,000	108,199
Priceline Group Inc.[1]	211,900	273,131
Time Warner Inc.	4,607,932	334,305
Toyota Motor Corp.	3,500,000	185,099
Twenty-First Century Fox, Inc., Class A	6,352,715	177,114
Viacom Inc., Class B	13,525,760	558,343
WPP PLC	4,300,000	100,482
		6,718,459
Consumer staples 11.42%
Altria Group, Inc.	20,695,000	1,296,749
Anheuser-Busch InBev NV	557,497	69,305
Avon Products, Inc.[2]	24,920,341	119,867
Coca-Cola Co.	17,744,600	823,172
ConAgra Foods, Inc.	10,910,100	486,809
Costco Wholesale Corp.	1,000,000	157,580
General Mills, Inc.	3,920,000	248,332
J. M. Smucker Co.	600,000	77,904
Kellogg Co.	1,000,000	76,550
Kraft Heinz Co.	6,124,722	481,158
Kroger Co.	9,845,000	376,571
Mead Johnson Nutrition Co.	5,444,579	462,626
Mondelez International, Inc.	9,875,000	396,185
PepsiCo, Inc.	4,420,000	452,962
Philip Morris International Inc.	20,497,424	2,011,002
Procter & Gamble Co.	1,500,000	123,465
Reynolds American Inc.	5,366,664	269,997
SABMiller PLC	1,730,380	105,772
Tesco PLC[1]	91,817,000	252,931
Whole Foods Market, Inc.	3,500,000	108,885
		8,397,822
The Investment Company of America — Page 2 of 8

unaudited
Common stocks Health care 14.46%	Shares	Value (000)
Abbott Laboratories	6,635,000	$277,542
AbbVie Inc.	22,274,421	1,272,315
Aetna Inc.	1,510,000	169,649
Alexion Pharmaceuticals, Inc.[1]	3,207,000	446,479
Amgen Inc.	22,103,272	3,313,944
Astellas Pharma Inc.	12,100,000	160,893
Bayer AG	1,200,000	141,054
Express Scripts Holding Co.[1]	2,317,357	159,179
Gilead Sciences, Inc.	6,583,391	604,750
Humana Inc.	1,563,000	285,951
Illumina, Inc.[1]	803,327	130,227
Johnson & Johnson	600,000	64,920
McKesson Corp.	1,526,000	239,963
Medtronic PLC	10,025,000	751,875
Merck & Co., Inc.	2,800,000	148,148
Novartis AG	3,350,000	242,832
Pfizer Inc.	4,275,000	126,711
St. Jude Medical, Inc.	4,676,554	257,210
Stryker Corp.	5,727,725	614,528
Takeda Pharmaceutical Co. Ltd.	4,195,000	191,439
Thermo Fisher Scientific Inc.	1,282,000	181,518
UnitedHealth Group Inc.	6,595,997	850,224
		10,631,351
Financials 5.43%
American International Group, Inc.	15,793,000	853,612
Barclays PLC	74,333,027	160,141
Berkshire Hathaway Inc., Class B1	4,800,000	681,024
Capital One Financial Corp.	1,900,000	131,689
Citigroup Inc.	4,950,000	206,663
CME Group Inc., Class A	1,000,000	96,050
Credit Suisse Group AG	6,451,505	91,316
Crown Castle International Corp.	3,259,700	281,964
HSBC Holdings PLC (ADR)	1,529,416	47,595
HSBC Holdings PLC (GBP denominated)	4,869,240	30,345
JPMorgan Chase & Co.	5,350,000	316,827
Progressive Corp.	6,800,000	238,952
Prudential PLC	2,000,000	37,371
Société Générale	3,100,000	114,573
State Street Corp.	1,682,800	98,477
U.S. Bancorp	8,050,000	326,749
UBS Group AG	9,165,000	147,643
Wells Fargo & Co.	2,800,000	135,408
		3,996,399
Information technology 15.14%
Accenture PLC, Class A	10,272,000	1,185,389
Alphabet Inc., Class A1	457,330	348,897
Alphabet Inc., Class C1	725,059	540,133
Amphenol Corp., Class A	935,000	54,062
Apple Inc.	4,659,800	507,872
ASML Holding NV	2,718,773	276,205
Automatic Data Processing, Inc.	2,393,758	214,744
Broadcom Ltd.	7,371,000	1,138,819
Cisco Systems, Inc.	5,400,000	153,738
The Investment Company of America — Page 3 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Hewlett Packard Enterprise Co.	9,340,000	$165,598
Hewlett-Packard Co.	6,700,000	82,544
Intel Corp.	21,503,000	695,622
International Business Machines Corp.	1,000,000	151,450
Intuit Inc.	1,662,562	172,923
MediaTek Inc.	6,300,000	48,350
Microsoft Corp.	12,447,100	687,453
Motorola Solutions, Inc.	2,042,396	154,609
Nintendo Co., Ltd.	411,300	58,473
Oracle Corp.	41,932,300	1,715,450
Quanta Computer Inc.	49,121,000	85,776
salesforce.com, inc.[1]	1,895,000	139,908
Samsung Electronics Co., Ltd.	258,000	295,992
TE Connectivity Ltd.	1,200,000	74,304
Texas Instruments Inc.	26,040,773	1,495,261
Western Union Co.[2]	35,700,000	688,653
		11,132,225
Telecommunication services 5.91%
AT&T Inc.	15,515,334	607,736
CenturyLink, Inc.	21,752,972	695,225
China Mobile Ltd.	4,625,000	51,542
SoftBank Group Corp.	2,592,000	123,583
Verizon Communications Inc.	50,386,795	2,724,918
Vodafone Group PLC	45,300,000	143,917
		4,346,921
Utilities 2.80%
Dominion Resources, Inc.	9,134,324	686,170
Exelon Corp.	30,030,000	1,076,876
NextEra Energy, Inc.	300,000	35,502
NRG Energy, Inc.	1,626,400	21,159
Sempra Energy	2,320,823	241,482
		2,061,189
Miscellaneous 4.59%
Other common stocks in initial period of acquisition		3,376,234
Total common stocks (cost: $49,057,994,000)		67,881,370
Convertible stocks 0.10% Miscellaneous 0.10%
Other convertible stocks in initial period of acquisition		73,142
Total convertible stocks (cost: $66,785,000)		73,142
Bonds, notes & other debt instruments 0.06% Corporate bonds & notes 0.06% Energy 0.06%	Principal amount (000)
Southwestern Energy Co. 4.95% 2025	$58,715	40,513
Total bonds, notes & other debt instruments (cost: $35,358,000)		40,513
The Investment Company of America — Page 4 of 8

unaudited
Short-term securities 7.24%	Principal amount (000)	Value (000)
Abbott Laboratories 0.45% due 4/1/2016[3]	$20,000	$20,000
Alphabet Inc. 0.32% due 4/14/2016[3]	25,000	24,997
Apple Inc. 0.39%–0.45% due 4/4/2016–4/25/2016[3]	210,000	209,974
Caterpillar Financial Services Corp. 0.41%–0.42% due 4/27/2016–5/18/2016	64,400	64,374
Chariot Funding, LLC 0.50%–1.02% due 5/3/2016–9/30/2016[3]	100,000	99,841
Chevron Corp. 0.47% due 5/12/2016–5/16/2016[3]	150,000	149,932
Ciesco LLC 0.57%–0.81% due 5/20/2016–8/1/2016	175,000	174,732
Coca-Cola Co. 0.33%–0.56% due 4/22/2016–7/7/2016[3]	167,700	167,602
Emerson Electric Co. 0.39% due 4/7/2016[3]	23,400	23,399
ExxonMobil Corp. 0.47% due 5/2/2016	47,200	47,185
Fannie Mae 0.22%–0.60% due 4/6/2016–1/3/2017	297,400	296,791
Federal Farm Credit Banks 0.28%–0.65% due 4/20/2016–12/12/2016	167,300	166,873
Federal Home Loan Bank 0.27%–0.60% due 4/6/2016–9/20/2016	1,841,456	1,840,476
Freddie Mac 0.40%–0.60% due 4/11/2016–1/4/2017	917,000	916,186
Google Inc. 0.53% due 7/6/2016[3]	50,000	49,937
Harvard University 0.44% due 4/13/2016	20,000	19,998
John Deere Financial Ltd. 0.40% due 4/22/2016[3]	53,000	52,988
Microsoft Corp. 0.43%–0.44% due 5/25/2016–6/1/2016[3]	150,000	149,905
NetJets Inc. 0.30% due 4/1/2016[3]	50,400	50,400
Paccar Financial Corp. 0.50% due 6/9/2016	25,100	25,078
Parker-Hannifin Corp. 0.34% due 4/19/2016[3]	15,000	14,997
PepsiCo Inc. 0.34%–0.39% due 4/4/2016–5/3/2016[3]	70,000	69,992
Pfizer Inc 0.47% due 5/2/2016–6/10/2016[3]	130,000	129,919
Private Export Funding Corp. 0.53% due 4/27/2016[3]	50,000	49,985
Qualcomm Inc. 0.50% due 5/3/2016[3]	70,000	69,976
Regents of the University of California 0.55% due 6/20/2016	46,100	46,039
U.S. Bank, N.A. 0.51%–0.70% due 5/24/2016–8/15/2016	75,000	75,029
U.S. Treasury Bills 0.43% due 8/4/2016	59,200	59,141
United Parcel Service Inc. 0.49% due 7/1/2016[3]	25,000	24,970
Wal-Mart Stores, Inc. 0.35% due 4/28/2016[3]	79,700	79,680
Walt Disney Co. 0.45% due 4/29/2016[3]	25,000	24,993
Wells Fargo Bank, N.A. 0.58%–0.85% due 4/20/2016–8/22/2016	130,000	130,014
Total short-term securities (cost: $5,324,146,000)		5,325,403
Total investment securities 99.70% (cost: $54,484,283,000)		73,320,428
Other assets less liabilities 0.30%		220,174
Net assets 100.00%		$73,540,602
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Investment Company of America — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
Western Union Co.	35,700,000	—	—	35,700,000	$5,712	$688,653
Avon Products, Inc.	23,520,341	1,400,000	—	24,920,341	—	119,867
					$5,712	$808,520

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,463,487,000, which represented 1.99% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
The Investment Company of America — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The Investment Company of America — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,074,997	$—	$—	$6,074,997
Materials	2,850,364	—	—	2,850,364
Industrials	8,295,409	—	—	8,295,409
Consumer discretionary	6,718,459	—	—	6,718,459
Consumer staples	8,397,822	—	—	8,397,822
Health care	10,631,351	—	—	10,631,351
Financials	3,996,399	—	—	3,996,399
Information technology	11,132,225	—	—	11,132,225
Telecommunication services	4,346,921	—	—	4,346,921
Utilities	2,061,189	—	—	2,061,189
Miscellaneous	3,376,234	—	—	3,376,234
Convertible stocks	73,142	—	—	73,142
Bonds, notes & other debt instruments	—	40,513	—	40,513
Short-term securities	—	5,325,403	—	5,325,403
Total	$67,954,512	$5,365,916	$—	$73,320,428
*	Securities with a value of $4,568,983,000, which represented 6.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,201,219
Gross unrealized depreciation on investment securities	(3,032,342)
Net unrealized appreciation on investment securities	19,168,877
Cost of investment securities	54,151,551

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-004-0516O-S49210	The Investment Company of America — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 27, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: May 27, 2016